SUPPLEMENTARY PENSION PLANS (Details 5) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
Discount Rate [Member] | Sensitivity Analysis Increase Of 1 P P [Member]
IfrsStatementLineItems [Line Items]
Rate	10.25% - 10.42%
Effect on actuarial liabilities	reduction
Effect on the present value of the obligations	R$ (292,102)
Discount Rate [Member] | Sensitivity Analysis Decrease Of 1 P P [Member]
IfrsStatementLineItems [Line Items]
Rate	8.25% - 8.42%
Effect on actuarial liabilities	increase
Effect on the present value of the obligations	R$ 339,838
Medical Inflation [Member] | Sensitivity Analysis Increase Of 1 P P [Member]
IfrsStatementLineItems [Line Items]
Rate	8.54% - 8.64%
Effect on actuarial liabilities	increase
Effect on the present value of the obligations	R$ 82,069
Medical Inflation [Member] | Sensitivity Analysis Decrease Of 1 P P [Member]
IfrsStatementLineItems [Line Items]
Rate	6.54% - 6.64%
Effect on actuarial liabilities	reduction
Effect on the present value of the obligations	R$ (70,188)